Financial instruments and financial risks	12 Months Ended
Dec. 31, 2025
Investments, All Other Investments [Abstract]
Financial instruments and financial risks

17.	Financial instruments and financial risks

The Group’s activities expose it to a variety of financial risks from its operation. The key financial risk relevant to the Group is credit risk.

The management team reviews and agrees policies and procedures for the management of financial risks. There has been no change of the Group’s exposure to the financial risks or the manner in which it manages and measures the risks.

Credit risk

Credit risk refers to the risk that the counterparty will default on its contractual obligations resulting in a loss to the Group. The Group’s exposure to credit risk arises primarily from trade and other receivables. For other financial assets (including cash and cash equivalents), the Group minimizes credit risk by dealing exclusively with high credit rating counterparties.

The Group has adopted a policy of only dealing with creditworthy counterparties. The Group performs ongoing credit evaluation of its counterparties’ financial condition and generally does not require a collateral.

The Group considers the probability of default upon initial recognition of assets and whether there has been a significant increase in credit risk on an ongoing basis throughout each reporting period.

Payment terms are specified in agreements between the Group and the platforms and agencies. The Group generally reconciles with the platforms and agencies at the end of each month for the price of impressions filled in that month. Specific payment terms may vary by agreement but are generally sixty days or less.

As of December,31, 2025, Accounts receivables amounted to $5,689,538, and are unsecured, and do not bear interest. The allowance for doubtful accounts is reviewed monthly, requires judgment, and is based on the best estimate of the amount of probable credit losses in existing accounts receivable. The Group reviews the status of the then-outstanding accounts receivable on a customer-by-customer basis, taking into consideration the aging schedule of receivables, its historical collection experience, current information regarding the client, subsequent collection history, and other relevant data, in establishing the allowance for doubtful accounts. Accounts receivables are presented net of an allowance for doubtful accounts. Accounts receivables are written off against the allowance for doubtful accounts when the Group determines amounts are no longer collectible.

The movements in credit loss allowance are as follows:

Credit loss allowance
$
Balance as of December 31, 2024	491,245
Changes in credit risk	820,987
Written off	(1,110,558)
Exchange rate difference	6,453
Balance as of December 31, 2025	208,127

Core AI Holdings, Inc. And Its Subsidiary

Notes to The Consolidated Financial Statements

For The Year Ended December 31, 2025 and 2024

(Expressed In United States Dollars)

Liquidity risk

Liquidity risks refer to the risks in which the Group and Group encounters difficulties in meeting its short-term obligations. Liquidity risks are managed by matching the payment and receipt cycle.

The table below summarizes the maturity profile of the Group and Group’s financial assets and liabilities at the reporting date based on contractual undiscounted repayment obligations:

	Less than 1 year	More than 1 years but less than 5 years	More than 5 years	Total
Group	$	$	$	$

Financial assets
Cash and cash equivalents	1,931,174	-	-	1,931,174
Other receivables	2,748,769	1,122,960	-	3,871,729
Trade receivables	5,689,538	-	-	5,689,538
As of December 31, 2025	10,361,481	1,122,960	-	11,492,441

Financial liabilities
Trade and other payables	8,788,681	1,329,365	-	10,118,046
Taxes payables	22,929	-	-	22,929
As of December 31, 2025	8,811,610	1,329,365	-	10,140,975

Net undiscounted financial assets as of December 31, 2025	1,557,871	(206,405)	-	1,351,466

Market risks

Market risk is the risk that changes in market prices, such as interest rates and foreign exchange rates that will affect the Group’s income or the value of its holdings of financial instruments. The Group’s activities expose it primarily to the financial risks of changes in foreign currency exchange rates. The objective of market risk management is to manage and control market risk exposures within acceptable parameters, while optimizing the return on risk.

The Group entities transact business in certain foreign currencies, mainly United State dollars, other than the respective functional currencies of the Group entities, and hence is exposed to foreign currency risks. Since the financial assets and liabilities of the Group entities are short-term in nature, their exposure to foreign currency risk is not significant. The Group ensures that the net exposure is kept to an acceptable level by buying or selling foreign currencies at spot rates where necessary to address short-term imbalances.